Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of assets and liabilities measured or disclosed at fair value
Assets and liabilities measured on a recurring basis or disclosed at fair value are summarized below:

	Total Fair Value	Total Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement—Recurring:
As of December 31, 2021
Short-term investment
Available-for-sale debt securities	262,169	41,140		262,169		1,441
Long-term Investment
Available-for-sale debt securities	46,339	7,272			46,339
Equity investments accounted for using fair value option	362,235	56,843			362,235	6,537
As of December 31, 2020
Short-term investment
Available-for-sale debt securities	1,830			1,830		(7,365)
Long-term Investment
Equity investments with readily determinable fair value	11,411		11,411			5,327
Equity investments accounted for using fair value option	364,298				364,298	857
The following table summarizes the Company’s assets held as of December 31, 2020 and 2021 for which a non-recurring
fair value measurement was recorded during the years ended December 31, 2020 and 2021:

	Total Balance	Total Balance	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total (losses) gains
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement—Non-Recurring:
As of December 31, 2021
Equity investments accounted for using the measurement alternative	738,292	115,854			738,292	(284,736)
As of December 31, 2020
Property and equipment, net	85,094				85,094	(9,226)
Intangible assets, net	—				—	(17,746)
Equity investments accounted for using the measurement alternative	585,958				585,958	55,942
Equity investments accounted using equity method	18,000				18,000	—

Reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs

Amounts
RMB
Balance as of January 1, 2019	—
Addition	497,796
Fair value change	(102,555)
Foreign exchange translation adjustments	(6,660)

Balance as of December 31, 2019	388,581
Addition	—
Fair value change	857
Foreign exchange translation adjustments	(25,140)

Balance as of December 31, 2020	364,298
Addition	46,339
Fair value change	6,537
Foreign exchange translation adjustments	(8,600)

Balance as of December 31, 2021	408,574

Balance as of December 31, 2021 in US$	64,114

Fair Value, Measurements, Recurring [Member]
Schedule of significant unobservable inputs used in the fair value measurement	The significant unobservable inputs used in the fair value measurement and the corresponding impacts to the fair values are presented below:

	Fair value	Valuation technique	Unobservable inputs	Range
Equity investments accounted for using fair value option	362,235	Discount cash flow method	• Weighted average cost of capital (“WACC”)	17.5%

			• Compound Annual Growth Rate (“CAGR”)	16.4%

			• EBIT Margin	7.7%~16.2%

Fair Value, Measurements, Nonrecurring [Member]
Schedule of significant unobservable inputs used in the fair value measurement	The significant unobservable inputs used in the fair value measurement and the corresponding impacts to the fair values are presented below:

	Fair value	Valuation technique	Unobservable inputs	Range
Equity investments accounted for using measurement alternative	738,292	Black-Scholes method	• IPO Probability	30% to 40%
			• Volatility	49% to 54%
		Market Approach	• IPO Probability	25%
			• Volatility	57%
			• DLOM	10%
		Discount cash flow method	• WACC	19.50%
			• CAGR	32.9%
			• EBIT Margin	-33.2%~29.2%